Consolidated cash flow statement - GBP (£)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Cash flows from operating activities
Total operating profit from continuing operations		£ 3,493,000,000		£ 3,208,000,000	[1]	£ 3,225,000,000	[2]
Adjustments for:
Exceptional items and remeasurements		(36,000,000)		565,000,000		(11,000,000)
Depreciation, amortisation and impairment		1,530,000,000		1,481,000,000		1,311,000,000
Share-based payments charge		16,000,000		32,000,000		21,000,000
Gain on exchange of associate for available-for-sale investment		0		0		(49,000,000)
Changes in working capital		118,000,000		151,000,000		416,000,000
Changes in provisions		(206,000,000)		(181,000,000)		(58,000,000)
Changes in pensions and other post-retirement benefit obligations		(239,000,000)		(768,000,000)		(293,000,000)
Cash flows relating to exceptional items		26,000,000		(36,000,000)		(40,000,000)
Cash generated from operations – continuing operations		4,702,000,000		4,452,000,000		4,522,000,000
Tax recovered/(paid)		8,000,000		(132,000,000)		(230,000,000)
Net cash inflow from operating activities – continuing operations		4,710,000,000		4,320,000,000		4,292,000,000
Net cash (used in)/inflow from operating activities – discontinued operations		(207,000,000)		909,000,000		1,076,000,000
Cash flows from investing activities
Acquisition of investments		(2,000,000)		0		0
Investments in joint ventures and associates		(129,000,000)		(76,000,000)		(116,000,000)
Loans to joint ventures and associates		(68,000,000)		(61,000,000)		0
Disposal of investments		134,000,000		0		0
Disposal of UK Gas Distribution		(20,000,000)		5,454,000,000		0
Purchases of intangible assets		(173,000,000)		(223,000,000)		(196,000,000)
Purchases of property, plant and equipment		(3,738,000,000)		(3,296,000,000)		(2,855,000,000)
Disposals of property, plant and equipment		10,000,000		18,000,000		4,000,000
Dividends received from joint ventures and associates		213,000,000		99,000,000		72,000,000
Interest received		57,000,000		51,000,000		23,000,000
Net movements in short-term financial investments	[3]	5,953,000,000		(5,600,000,000)		(391,000,000)
Net cash flow from/(used in) investing activities – continuing operations		2,237,000,000		(3,634,000,000)		(3,459,000,000)
Net cash flow used in investing activities – discontinued operations		0		(680,000,000)		(577,000,000)
Cash flows from financing activities
Purchase of treasury shares		(1,017,000,000)		(189,000,000)		(267,000,000)
Proceeds from issue of treasury shares		33,000,000		18,000,000		16,000,000
Purchase of own shares		(5,000,000)		(6,000,000)		(6,000,000)
Proceeds received from loans		1,941,000,000		2,463,000,000		2,726,000,000
Repayment of loans		(2,156,000,000)		(1,616,000,000)		(896,000,000)
Net movements in short-term borrowings and derivatives		772,000,000		(90,000,000)		730,000,000
Interest paid		(853,000,000)		(839,000,000)		(711,000,000)
Dividends paid to shareholders		(4,487,000,000)		(1,463,000,000)		(1,337,000,000)
Net cash flow used in financing activities – continuing operations		(7,316,000,000)		(1,542,000,000)		(1,205,000,000)
Net cash flow (used in)/from financing activities – discontinued operations		(231,000,000)		1,611,000,000		(123,000,000)
Net (decrease)/increase in cash and cash equivalents		(807,000,000)		984,000,000		4,000,000
Disposal of bank overdraft in UK Gas Distribution		0		15,000,000		0
Exchange movements		(3,000,000)		16,000,000		4,000,000
Cash and cash equivalents, beginning balance		1,139,000,000	[3]	124,000,000	[3]	116,000,000
Cash and cash equivalents, ending balance	[3]	329,000,000		1,139,000,000		124,000,000
Bank overdrafts		£ 0		£ 0		£ 3,000,000

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[3]	Net of bank overdrafts of £nil (2017: £nil; 2016: £3 million).